Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
(23)	COMMITMENTS AND CONTINGENCIES

On April 27, 2017, the Group entered into a five-year agreement with Tsinghua University, under which ACG will support the research of the Research Institute of Future Education and Assessment at Tsinghua University under certain circumstances with funding support of RMB 50.0 million, out of which RMB 20.0 million will be paid in the following two years.

The future minimum payments under the non-cancelable agreements as of December 31, 2019 are:

Required Payments Amount
RMB
Year ended December 31:
2020	10,000,000
2021	10,000,000
2022	—
2023	—
2024	—
20,000,000